Equity	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Equity

Note 17 – Equity

A.	Composition of share capital:

	December 31		December 31
	2022	2021	2022	2021
	Registered		Issued and paid-up

Ordinary shares with no par value **	100,000,000	100,000,000	45,572,690	45,133,945

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.

B.	On January 9, 2020, 54,000 options, which are convertible into shares at an exercise price of NIS 5.65 per share, were allocated to 3 directors of the Company.

C.	On May 3, 2020, two consultants exercised 62,020 options in consideration of an exercise price of NIS 4 per share, in consideration of 62,060 ordinary Company shares.

D.	On May 13, 2020, a former employee of the subsidiary exercised 280,000 options in consideration of an exercise price of NIS 2.09 per share, in consideration of 280,000 ordinary Company shares.

E.	In June 2020, the Company’s audit committee and board of directors approved an allocation of Company shares, in a private allocation of shares and options, to seven institutional investors, to one additional investor, Yael Feigel, a related party, and to the Company’s controlling shareholder or to a company under his control, which will invest in the Company a total of approximately NIS 38.2 million, in consideration of the allocation of 9,257,820 ordinary shares and 8,332,038 options exercisable into 8,332,038 shares. The allocation was approved by the general meeting on July 30, 2020, and the Company allocated the shares on August 4, 2020.

F.	On August 31, 2020, the Company’s board of directors authorized management to take action to offer a total of up to 4,303,356 options to an officer (the Company’s CFO) and to Canndoc employees, which constitute 3.6% of the Company’s shares (as of the approval date of the financial statements), as part of an outline for offering securities to employees (hereinafter: the “Outline”). Each of the options will be exercisable into one ordinary Company share with no par value, for a period of up to 4 years, and a vesting period of 15 quarters.

G.	On September 17, 2020, 1,788,962 ordinary shares in the Company were allocated as part of the transaction involving the acquisition of the control of Cannolam.

H.	On January 26, 2021, the Company’s board of directors approved, subject to the publication and approval of the outline, the allocation of 3,831,949 options to the officer and to 19 Canndoc employees. The outline was completed, and the options were allocated, on March 15.

I.	At the closing of the SPAC transaction, which occurred on April 23, 2021, the company issued 15,650,280 ordinary shares to subversive unitholders. See note 1C.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 17 – Equity (Cont.)

J.	On April 27, 2021, the Company issued to Mr. Alexander Rabinovich, CEO, 224,756 options to purchase 224,756 ordinary shares of Intercure. The options were granted following the General Assembly from August 2018 as part of Canndoc acquisition transaction and as approved by the Company’s general assembly on April 1, 2021 as part of the Transaction. On September 2, 2021 Mr. Alexander Rabinovich exercised 2,150,919 options to ordinary shares of Intercure for a total consideration of NIS 3,594 thousand. In addition, during September 2021, Mr. Alexander Rabinovich purchased in the open market 423,501 ordinary shares of Intercure.

K.	On August 30, 2021, the Company’s board of directors authorized management to offer a total of up to 340,170 options to an officer (the Company’s CFO), 5 Canndoc employees and 2 consultants, which constitute 0.8% of the Company’s shares.

L.	On November 2021, an employed exercised 10,103 options in consideration of an exercise price of NIS 18.38 per share.

M.	During 2021, four institutional investors exercised 240,972 options in consideration of an exercise price of NIS 19.58 per share, in consideration of 240,972 ordinary company shares.

N.	During 2021, the Company engaged in several acquisitions as described in Note 8D. As a result of the acquisitions the company has committed to issue ordinary shares, as part of the acquisitions considerations, equal to NIS 17.3 million.

During 2021, the Company allocated 139,966 ordinary shares of Intercure.

During 2022, the Company allocated 438,745 ordinary shares of Intercure.

O.	On May 15, 2022, the Company’s board of directors authorized management to offer a total of up to 596,937 options to an officer (the Company’s CFO) and 7 Canndoc employees, which constitute 1.3% of the Company’s shares in accordance with the Company 2015 ESOP plan.

P.	On September 15, 2022, the company held an annual Special General Meeting of Shareholders, that approved an extension of the exercise period for 1,030,325 options previously granted to the Company’s chairman of the board, for an additional 3 years until December 31, 2026.

Q.	On November 14, 2022, the Company’s board of directors authorized management to offer a total of up to 287,131 options to Canndoc employees in accordance with the Company 2015 ESOP plan.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 17 – Equity (Cont.)

R.	Changes in share capital:

1)	The Company’s registered capital as of December 31, 2022 is 1,000,000,000 shares with no par value.

2)	Issued and paid-up capital

Number of shares
Balance as of January 1, 2022	45,133,945
Issuance of shares (Note 17N)	438,745
Balance as of December 31, 2022	45,572,690

S.	Rights associated with shares:

Each share gives its owner the right to participate and to vote in the general meetings (each share has one voting right), and the right to receive dividends and/or bonus shares.

T.	Share-based payment transactions:

Expense recognized in the financial statements

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Total expenses recognized from share-based payment transactions	8,907	6,452	10,008

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 17 – Equity (Cont.)

U.	Options plan:

On March 31, 2015, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors and consultants (the “2015 Options Plan”).

Presented below are the main terms of the 2015 options plan:

●	In accordance with the 2015 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be determined by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

On July 7, 2022, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors and consultants (the “2022 Options Plan”).

Presented below are the main terms of the 2022 options plan:

●	In accordance with the 2022 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be approved by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 17 – Equity (Cont.)

Characteristics and scope of share-based payment arrangements during the period:

During the period ended December 31, 2022, the Company had share-based payment arrangements as described below:

Grant date	05/2022	09/2022	11/2022
Number granted	596,937	460,000	287,131
Contractual life	4	4	4
Vesting immediate	6%	6%	6%
Vesting period - rest	48 months	48 months	48 months
Exercise price (NIS)	20.68	21.76	16.96
Economic value of all options (B&S) as of the grant date (NIS in thousands)	5,632	1,568	1,586
Data and economic assumptions in the model:
Share price (in NIS)	23.84	15.68	17.70
Risk-free interest rate	0.30%	0.30%	0.33%
Volatility rate	40.87%	40.99%	37.48%
Options as of January 1, 2022	-	-	-
Granted options:	596,937	460,000	287,131
Vested options	146,161	86,250	35,891
Options exercised into shares	-	-	-
Expired options:	-	-	-
Options exercisable as of December 31, 2022:	146,161	86,250	35,891

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 17 – Equity(Cont.)

Changes during the year

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2022		2021**		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS

Share options at beginning of year	2,257,753	17.06	1,199,791	15.40	6,634,183	3.77
Share options which were granted during the year	1,344,068	20.25	1,201,426	18.88	54,000	5.65
Share options which were forfeited during the year	128,438	6.90	132,688	18.38	-	-
Share options which expired during the year	71,270	4.84	674	18.38	1,070,000	5.06
Share options which were exercised during the year	-	-	10,103	18.38	280,000	2.09

Share options at end of year	3,402,113	11.44	2,257,753	17.06	5,338,183	3.46

Exercisable share options at year end	1,923,260	6.86	1,413,615	15.90	5,252,203	1

The exercise prices of the stock options in the years 2019 to 2020 ranged from 1.91**-20.28** NIS per option. The remaining contractual lifetime of the options as of December 31, 2022 was around 3.9 years. The Company also has a compensation policy which was approved on December 31, 2019.

**	on April 8, 2021, the company issue a shares consolidation by 4.44926. 2020 information included in the above table was not adjusted with respect to the share consolidation mentioned above.

Intercure Ltd.

Notes to the Consolidated Financial Statements